Lease Receivables and Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Receivables and Other Assets
Schedule of components of lease receivables and other assets

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Lease receivables	$237,753	$199,694
AeroTurbine Inventory	184,425	149,390
Lease incentive costs, net of amortization	173,995	128,616
Straight-line rents and other assets	205,841	226,609
Goodwill and Other intangible assets(a)	47,481	48,887
Notes and trade receivables, net of allowance(b)	19,105	23,181
Derivative assets(c)	—	54

	$868,600	$776,431

(a)
Goodwill relates to our acquisition of AeroTurbine.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.5%.

(c)
See Note O—Derivative Financial Instruments.

	2012	2011
	(Dollars in thousands)
Lease receivables	$199,694	$222,637
AeroTurbine Inventory	149,390	148,452
Lease incentive costs, net of amortization(a)	128,616	119,878
Straight-line rents and other assets(b)	235,780	47,115
Goodwill and Other intangible assets	48,887	51,965
Notes and trade receivables, net of allowance(c)	23,181	9,489
Derivative assets(d)	54	198

	$785,602	$599,734

(a)
We capitalized lease incentives of $65.8 million and $89.6 million for the years 2012 and 2011, respectively. We amortized lease incentives into Rental of flight equipment of $61.5 million, $63.4 million and $47.8 million for the years 2012, 2011, and 2010, respectively.

(b)
Credit balances of Straight-line rents in the amount of $175.8 million were reclassified to Security deposits, deferred overhaul rentals and other customer deposits on the Consolidated Balance Sheet at December 31, 2012.

(c)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.4%.

(d)
See Note U—Derivative Financial Instruments.

Schedule of activity in allowance for credit losses on notes receivable

(Dollars in thousands)
Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—

(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—